Employee Benefits - Summary of Employee Benefits Expenses (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Disclosure Of Employee Benefit Expenses [line items]
Employee benefits expense	$ 1,499.4	$ 1,345.4
Cost of sales [member]
Disclosure Of Employee Benefit Expenses [line items]
Employee benefits expense	$ 881.5	$ 806.2